Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Statement of Cash Flows [Abstract]
Net loss for the period	$ 922,074	$ 3,048,612	$ 1,626,898
Adjustment to reconcile cash used in operating activities:
Provision for bad debt			(1,459,892)
Adjustment to reconcile cash used in operating activities including net loss	922,074		167,006
Changes in operating assets and liabilities:
Accounts receivable	419,621		2,172,790
Prepayments and other deposits	531,200
Other payables and accruals	1,049,573		997,001
USDC	3,440,422
Fixed assets	29,933,308
Cash used in operating activities	36,296,198		3,336,797
Cash raised in financing activities:
Proceeds from issue of new ordinary shares	40,000,000
Net increase (decrease) excluding effect of exchange rates	3,703,802		3,336,797
Effect of exchange rates on cash and cash equivalents	410,845		131,349
Net increase in cash and cash equivalents	3,292,957		3,468,146
Cash and cash equivalents, beginning of period	2,507,404	3,487,548	19,402
Cash and cash equivalents, end of period	$ 5,800,361	$ 2,507,404	$ 3,487,548